Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 265,087	$ 224,253	$ 95,788
Receivables, net	63,705	80,103	78,620
Inventories	76,216	83,482	88,620
Prepaid expenses and other current assets	2,782	4,492	3,351
Total current assets	407,790	392,330	266,379
Restricted cash	473	473	473
Property, plant and equipment, net	113,742	115,160	113,863
Deferred income taxes	2,722	3,907	1,691
Deferred debt issuance costs, net	165	196	317
Other assets	480	480	444
Total assets	525,372	512,546	383,167
Current liabilities:
Current maturities of long-term debt	3,960	3,960	3,960
Accounts payable	33,400	31,428	33,163
Other current liabilities	32,317	70,459	27,013
Total current liabilities	69,677	105,847	64,136
Long-term debt	382,147	383,137	387,097
Deferred income taxes	13,456	3,268	13,123
Other long-term liabilities	12,939	11,013	6,108
Total liabilities	$ 478,219	$ 503,265	$ 470,464
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock		$ 0	$ 0
Common stock	$ 1,962	1,962	1,957
Additional paid-in capital	65,410	64,899	57,683
Accumulated deficit	(20,216)	(57,549)	(146,937)
Accumulated other comprehensive loss	(3)	(31)	0
Total stockholders' equity (deficit)	47,153	9,281	(87,297)
Total liabilities and stockholders' equity	$ 525,372	$ 512,546	$ 383,167